Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 5,543	$ 6,776	$ 10,638
Cost of revenues		6,553	6,319	9,498
Gross Profit		(1,010)	457	1,140
Sales and marketing expenses		284	1,134	1,098
General and administrative expenses		5,973	5,703	6,080
Research and development expenses		642	853	476
Impairment of long-lived assets			138	951
Total operating expenses		6,899	7,828	8,605
Loss from operations		(7,909)	(7,371)	(7,465)
Other income/(expense), net		2,023	1,251	(1,380)
Loss before income tax		(5,886)	(6,120)	(8,845)
Income tax benefit(expenses)
Net loss		(5,886)	(6,120)	(8,845)
Other comprehensive loss
Foreign currency translation loss		(25)	(56)	(544)
Total comprehensive loss		$ (5,911)	$ (6,176)	$ (9,389)
Loss per ordinary share*
Basic (in Dollars per share)	[1]	$ (3.4582)	$ (3.7916)	$ (6.7189)
Diluted (in Dollars per share)	[1]	$ (3.4582)	$ (3.7916)	$ (6.7189)
Weighted average number of ordinary shares outstanding*:
Basic (in Shares)	[1]	1,702,018	1,614,089	1,316,440
Diluted (in Shares)	[1]	1,702,018	1,614,089	1,316,440

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.